John Hancock Investment Grade Bond Fund Expense Example, No Redemption - John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member] - John Hancock Investment Grade Bond Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	$ 1,638